Roll-Forward of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 2,160	¥ 1,829	¥ 4,193
Gross amount of increases (decreases) related to positions taken during prior years	(471)	362	117
Gross amount of increases related to positions taken during the current year	29	244	20
Amount of decreases related to settlements	(559)	(227)	(2,218)
Foreign exchange translation	295	(48)	(283)
Total unrecognized tax benefits at end of fiscal year	¥ 1,454	¥ 2,160	¥ 1,829